SUBSEQUENT EVENTS (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended
	Jun. 30, 2020	May 31, 2020	Mar. 31, 2020	Apr. 28, 2020
Subsequent Event [Member]
Subsequent Event [Line Items]
Definitive agreement to further invest			$ 10,400
Common Stock
Subsequent Event [Line Items]
Stock Repurchase Program, Authorized Amount				$ 500,000
Stock Repurchase Program, Remaining Authorized Repurchase Amount				$ 100,000
Share Incentive Plan 2020 [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Term of period issued	10 years
ADS | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Repurchased During Period, Shares		185,001
Common Shares		61,667
Share-based Compensation Arrangement by Share-based Payment Award, Per Share Weighted Average Price of Shares Purchased		$ 53.23
Stock Repurchased During Period, Value		$ 9,850